Cover	Feb. 12, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 12, 2025
Entity Registrant Name	SYLVAMO CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40718
Entity Tax Identification Number	86-2596371
Entity Address, Address Line One	6077 Primacy Parkway
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38119
City Area Code	901
Local Phone Number	519-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 per share par value
Trading Symbol	SLVM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001856485
Amendment Flag	false